UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114

(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

Item 1.    Schedule of Investments

MANAGED HIGH YIELD PLUS FUND INC.

Schedule of Investments — August 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Corporate Bonds—144.28%
Airline—0.94%
3,000	American Airlines, Inc.*	04/01/11	8.608	2,843,860
Auto Manufacturing/Suppliers—5.68%
2,350	Advanced Accessory Systems LLC*	06/15/11	10.750	2,056,250
2,000	Autocam Corp.*	06/15/14	10.875	1,400,000
3,000	Cooper Standard Automotive, Inc.†	12/15/14	8.375	2,730,000
2,500	Delco Remy International, Inc.*	04/15/12	9.375	1,606,250
2,950	Dura Operating Corp., Series D*	05/01/09	9.000	2,360,000
3,000	HLI Operating Co., Inc.*	06/15/10	10.500	2,985,000
4,000	Stanadyne Corp.*	08/15/14	10.000	4,025,000
				17,162,500
Broadband—0.85%
3,000	Level 3 Communications, Inc.*	03/15/08	11.000	2,565,000
Broadcast—4.86%
3,600	Canwest Media, Inc.*	05/15/11	10.625	3,888,000
2,350	Granite Broadcasting Corp.*	12/01/10	9.750	2,217,812
4,000	NextMedia Operating, Inc.*	07/01/11	10.750	4,330,000
2,000	Paxson Communications Corp.*	07/15/08	10.750	1,997,500
2,358	Young Broadcasting, Inc.*	03/01/11	10.000	2,269,575
				14,702,887
Building Products—5.28%
2,000	Coleman Cable, Inc.*†	10/01/12	9.875	1,800,000
1,000	Collins & Aikman Floorcovering, Series B	02/15/10	9.750	1,025,000
3,000	Compression Polymers Holding Corp.†	07/01/13	10.500	3,030,000
3,675	Interface, Inc.*	02/01/10	10.375	4,070,063
4,325	Maax Corp.*	06/15/12	9.750	4,097,937
2,000	Propex Fabrics, Inc.*	12/01/12	10.000	1,930,000
				15,953,000
Cable—5.34%
5,000	Charter Communications Holdings*	05/15/11	10.000	3,737,500
4,295	Insight Midwest LP/Insight Capital, Inc.*	11/01/10	10.500	4,541,963
6,150	Mediacom Broadband LLC*	07/15/13	11.000	6,711,187
1,000	Rainbow National Services LLC*†	09/01/14	10.375	1,140,000
				16,130,650
Chemical—10.26%
3,000	Equistar Chemicals LP*	09/01/08	10.125	3,285,000
1,643	Huntsman International LLC*	07/01/09	10.125	1,692,290
1,000	IMC Global, Inc.*	08/01/13	10.875	1,182,500
2,000	IMC Global, Inc., Series B*	06/01/11	11.250	2,200,000
1,000	Millennium America, Inc.*	06/15/08	9.250	1,077,500
4,550	Omnova Solutions, Inc.*	06/01/10	11.250	4,845,750
4,535	Resolution Performance Products LLC*	11/15/10	13.500	4,897,800
2,000	Rhodia SA*	06/01/10	10.250	2,165,000
4,500	Rockwood Specialties Group, Inc.*	05/15/11	10.625	4,950,000
2,735	Terra Capital, Inc.*	10/15/08	12.875	3,227,300
1,300	Terra Capital, Inc.*	06/01/10	11.500	1,488,500
				31,011,640
Consumer Product—4.86%
3,350	Amscan Holdings, Inc.*	05/01/14	8.750	3,190,875
3,000	Da-Lite Screen Co., Inc.*	05/15/11	9.500	3,187,500
2,250	Doane Pet Care Co.*	05/15/07	9.750	2,238,750
3,060	Prestige Brands, Inc.*	04/15/12	9.250	3,182,400

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
3,000	Revlon Consumer Products†	04/01/11	9.500	2,887,500
				14,687,025
Container/Packaging—7.51%
4,000	Berry Plastics Corp.*	07/15/12	10.750	4,400,000
4,500	Constar International, Inc.*	12/01/12	11.000	3,431,250
5,000	Crown European Holdings SA*	03/01/13	10.875	5,900,000
3,000	Graham Packaging Co.†	10/15/14	9.875	3,105,000
4,000	Pliant Corp.*	09/01/09	11.125	3,730,000
1,000	Pliant Corp.*	06/01/10	13.000	720,000
2,000	Tekni-Plex, Inc., Series B*	06/15/10	12.750	1,420,000
				22,706,250
Diversified Telecom—2.31%
6,000	Qwest Services Corp.†	12/15/10	13.500	6,915,000
2,000	World Access, Inc. #(b)	01/15/08	13.250	80,000
				6,995,000
Energy—5.06%
4,500	Dynegy Holdings, Inc.*†	07/15/13	10.125	5,028,750
3,605	Giant Industries, Inc.*	05/15/12	11.000	4,073,650
3,250	Reliant Energy, Inc.*	07/15/10	9.250	3,542,500
2,500	Tesoro Petroleum Corp., Series B*	11/01/08	9.625	2,637,500
				15,282,400
Food Processors/Beverage/Bottling—5.30%
2,000	Land O' Lakes, Inc.*	11/15/11	8.750	2,095,000
4,500	Le-Natures, Inc.*†	06/15/13	10.000	4,860,000
2,050	Merisant Co.*†	07/15/13	9.500	1,394,000
1,400	National Wine & Spirits, Inc.*	01/15/09	10.125	1,414,000
2,000	Pinnacle Foods Holding*	12/01/13	8.250	1,930,000
4,250	Wornick Co.*	07/15/11	10.875	4,313,750
				16,006,750
Gaming—9.12%
1,750	Ameristar Casinos, Inc.*	02/15/09	10.750	1,890,000
2,000	Chukchansi Economic Development Authority* †	06/15/09	14.500	2,430,000
3,500	Circus & Eldorado Joint Venture*	03/01/12	10.125	3,692,500
3,400	Inn Of The Mountain Gods Resort & Casino*	11/15/10	12.000	3,901,500
5,250	Jacobs Entertainment, Inc.*	02/01/09	11.875	5,630,625
1,575	MTR Gaming Group, Inc., Series B*	04/01/10	9.750	1,710,844
2,750	River Rock Entertainment Authority*	11/01/11	9.750	3,018,125
5,000	Wheeling Island Gaming, Inc.*	12/15/09	10.125	5,293,750
				27,567,344
Healthcare Facilities/Supplies—9.22%
3,000	American Holding Co./Emcare Holding Co.* †	02/15/15	10.000	3,270,000
4,500	Ameripath, Inc.*	04/01/13	10.500	4,815,000
1,000	Medical Device Manufacturing, Inc.*	07/15/12	10.000	1,085,000
2,250	National Mentor, Inc.*†	12/01/12	9.625	2,362,500
4,500	Radiologix, Inc., Series B*	12/15/08	10.500	4,747,500
2,055	Team Health, Inc.*	04/01/12	9.000	2,229,675
2,500	Tenet Healthcare Corp.*†	02/01/15	9.250	2,575,000
3,250	Universal Hospital Services, Inc.*	11/01/11	10.125	3,282,500
3,500	US Oncology Holdings, Inc.*†	03/15/15	8.620††	3,500,000
				27,867,175
Home Builders—1.28%
2,000	Stanley-Martin Community LLC†	08/15/15	9.750	2,020,000
2,000	Technical Olympic USA, Inc.*	01/15/15	7.500	1,855,000
				3,875,000
Industrial-Other—2.62%
3,000	FastenTech, Inc.*	05/01/11	11.500	3,210,000
5,000	Wolverine Tube, Inc.*	04/01/09	10.500	4,700,000
				7,910,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Leisure—1.21%
2,500	Equinox Holdings, Inc.*	12/15/09	9.000	2,587,500
1,000	Imax Corp.*	12/01/10	9.625	1,077,500
				3,665,000
Lodging—0.80%
2,250	MeriStar Hospitality Corp.*	01/15/11	9.125	2,418,750
Metals & Mining—2.21%
3,000	American Rock Salt Co. LLC*	03/15/14	9.500	3,067,500
2,300	Better Minerals & Aggregates Co. #(c)	09/15/09	13.000	1,840,000
1,750	Edgen Acquisition Corp.†	02/01/11	9.875	1,758,750
				6,666,250
Oil Equipment—3.11%
4,000	Bluewater Finance Ltd.*	02/15/12	10.250	4,340,000
523	Parker Drilling Co., Series B*	11/15/09	10.125	549,150
4,000	Petroleum Geo-Services ASA*	11/05/10	10.000	4,500,000
				9,389,150
Paper & Forest Products—3.95%
1,160	Buckeye Technologies, Inc.*	09/15/08	9.250	1,160,000
4,500	Cellu Tissue Holdings, Inc.*	03/15/10	9.750	4,556,250
3,750	Port Townsend Paper Corp.*†	04/15/11	11.000	3,000,000
4,000	Tembec Industries, Inc.*	06/30/09	8.625	3,220,000
				11,936,250
Publishing—8.78%
3,500	American Media Operation, Series B	05/01/09	10.250	3,521,875
2,250	Block Communications, Inc.*	04/15/09	9.250	2,387,812
975	Hollinger, Inc.*†	03/01/11	12.875	1,065,188
5,000	Houghton Mifflin Co.*	02/01/13	9.875	5,400,000
6,000	Premier Graphics, Inc. #(b)(c)	12/01/05	11.500	0
4,250	Sheridan Acquisition Corp.*	08/15/11	10.250	4,441,250
2,250	Vertis, Inc.*†	12/07/09	13.500	1,980,000
2,625	Vertis, Inc., Series B*	06/15/09	10.875	2,684,062
4,750	WRC Media, Inc.*	11/15/09	12.750	5,046,875
				26,527,062
Restaurant—6.63%
4,350	Buffets, Inc.*	07/15/10	11.250	4,415,250
2,805	El Pollo Loco, Inc.*	12/15/09	9.250	2,987,325
2,000	Friendly Ice Cream Corp.*	06/15/12	8.375	2,000,000
4,160	Sbarro, Inc.*	09/15/09	11.000	4,212,000
2,000	UNO Restaurants Holdings Corp.*†	02/15/11	10.000	1,910,000
4,500	VICORP Restaurants, Inc.*	04/15/11	10.500	4,500,000
				20,024,575
Retail−Food/Drug—4.24%
3,470	Great Atlantic & Pacific Tea Co., Inc.	12/15/11	9.125	3,812,662
1,750	Jean Coutu Group PLC*	08/01/14	8.500	1,793,750
3,000	Pathmark Stores, Inc.*	02/01/12	8.750	2,985,000
4,000	Rite Aid Corp.*	02/15/11	9.500	4,230,000
				12,821,412
Retail Stores−Other—4.19%
4,400	Gregg Appliances, Inc.*†	02/01/13	9.000	4,290,000
3,477	Jafra Cosmetics International, Inc.*	05/15/11	10.750	3,876,855
1,250	Mothers Work, Inc.*	08/01/10	11.250	1,245,313
2,935	PETCO Animal Supplies, Inc.*	11/01/11	10.750	3,243,175
				12,655,343
Satellite—1.52%
3,550	Sirius Satellite Radio†	08/01/13	9.625	3,487,875
979	XM Satellite Radio, Inc.*	06/15/10	12.000	1,119,731
				4,607,606

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Services—7.48%
3,750	Advanstar Communications, Inc.*	08/15/10	10.750	4,242,187
1,500	Ahern Rentals, Inc.†	08/15/13	9.250	1,533,750
2,250	American Color Graphics, Inc.*	06/15/10	10.000	1,732,500
1,500	Ameriqual Group LLC*†	04/01/12	9.000	1,552,500
3,000	Brickman Group Ltd., Series B*	12/15/09	11.750	3,412,500
3,000	HydroChem Industrial Services, Inc.*†	02/15/13	9.250	2,940,000
3,000	Invensys PLC*†	03/15/11	9.875	3,015,000
1,000	Monitronics International, Inc.*	09/01/10	11.750	1,020,000
3,000	Southern States Cooperative, Inc.*†	11/01/10	10.500	3,165,000
				22,613,437
Technology—4.39%
2,000	Activant Solutions, Inc.*†	04/01/10	9.504††	2,045,000
2,250	Activant Solutions, Inc.*	06/15/11	10.500	2,373,750
4,500	Amkor Technology, Inc.*	02/15/08	9.250	4,230,000
2,000	Sanmina-SCI Corp.*	01/15/10	10.375	2,220,000
2,250	Telex Communications, Inc.*	10/15/08	11.500	2,401,875
				13,270,625
Textile/Apparel/Shoe Manufacturing—3.87%
6,150	Levi Strauss & Co.*	12/15/12	12.250	6,911,063
1,250	Perry Ellis International, Inc., Series B*	03/15/09	9.500	1,275,000
3,500	Rafaella Apparel Group†	06/15/11	11.250	3,517,500
				11,703,563
Utility-Electricity, Gas & Other—3.03%
4,575	Calpine Canada Energy Finance ULC*	05/01/08	8.500	3,191,063
3,000	CMS Energy Corp.*	10/15/07	9.875	3,285,000
2,250	Mission Energy Holding Co.*	07/15/08	13.500	2,677,500
				9,153,563
Wireless—8.38%
3,608	Alamosa Delaware, Inc.*	07/31/10	11.000	4,086,060
4,000	American Cellular Corp., Series B*	08/01/11	10.000	4,260,000
1,168	Centennial Cellular Operating Co. LLC*	12/15/08	10.750	1,208,880
3,000	Centennial Communications Corp.*	06/15/13	10.125	3,345,000
4,000	Dobson Communications Corp.*	07/01/10	10.875	4,200,000
2,000	Horizon PCS, Inc.†	07/15/12	11.375	2,320,000
684	Nextel Partners, Inc.*	11/15/09	12.500	733,590
2,450	Triton PCS, Inc.*	02/01/11	9.375	2,039,625
1,000	Ubiquitel Operating Co.	03/01/11	9.875	1,115,000
1,750	US Unwired, Inc., Series B*	06/15/12	10.000	2,030,000
				25,338,155
Total Corporate Bonds (cost—$443,151,584)				436,057,222
Number of Shares
Common Stocks (a)—0.01%
Energy−Other—0.00%
1,253	Orion Refining Corp. #(c)	0
Finance−Other—0.00%
5,456	NCI Holdings, Inc.*	0
Restaurant—0.00%
129	American Restaurant Group, Inc. #(c)	0
Tower—0.01%
636	American Tower Corp., Class A	15,171
Total Common Stocks (cost—$2,716,866)		15,171
Preferred Stock—0.00%
Cable—0.00%
20,000	Adelphia Communications Corp., Series B(a) (cost—$2,042,500)	4,000

Number of Warrants				Value ($)
Warrants (a)—0.20%
Building Products—0.00%
2,500	Dayton Superior Corp., strike @ $0.01, expires 06/15/09 (1)			25
Diversified Telecom—0.00%
4,950	Pathnet, Inc., strike @ $0.01, expires 04/15/08 #(c)			0
Oil Equipment—0.20%
4,500	Key Energy Services, Inc., strike @ $ 4.88, expires 01/15/09*			613,687
Technology—0.00%
3,000	Knology Holdings, Inc., strike @ $0.10, expires 10/22/07 (c)(1)			0
Total Warrants (cost—$51,560)				613,712
Principal Amount (000) ($)		Maturity Date	Interest Rate (%)
Repurchase Agreement—0.67%
2,036	Repurchase Agreement dated 08/31/05 with State Street Bank & Trust Co., collateralized by $1,435,600 U.S. Treasury Bonds, 6.250% to 9.875% due 11/15/15 to 08/15/23 and $70,133 U.S. Treasury Notes 4.125% due 08/15/10; (value—$2,076,753); proceeds: $2,036,181 (cost—$2,036,000)	09/01/05	3.200	2,036,000
Total Investments (cost—$449,998,510)(d)(2)—145.16%				438,726,105
Liabilities in excess of other assets—(45.16)%				(136,490,634)
Net Assets—100.00%				302,235,471

*

Entire or partial amount pledged as collateral for bank loan.

#

Illiquid securities representing 0.64% of net assets.

†

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 28.66% of net assets as of August 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

††

Floating rate securities. The interest rates shown are the current rates as of August 31, 2005.

(a)

Non-income producing securities.

(b)

Bond interest in default.

(c)

Security is being fair valued by a valuation committee under the direction of the Board of Directors.

(d)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2005 were $13,641,130 and $24,913,535, respectively, resulting in net unrealized depreciation of investments of $11,272,405.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of August 31, 2005, are considered illiquid and restricted.
(See table below for more information.)

Restricted Securities	Acquisition Date(s)	Acquisition Cost ($)	Acquisition Cost as a Percentage of Net Assets (%)	Value ($)	Value as a Percentage of Net Assets (%)
Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	25	0.00
Knology Holdings, Inc., warrants, expiring 10/22/07	06/08/98, 04/26/00	5,000	0.00	0	0.00
		51,550	0.02	25	0.00

(2)

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Issuer Breakdown By Country

Percentage of Portfolio Assets(%)
United States	90.4
Canada	4.2
France	1.8
Norway	1.0
Cayman Islands	1.0
Mexico	0.9
United Kingdom	0.7
Total	100.0

For more information regarding the Fund's other signicant accounting policies, please refer to the Fund's annual report to shareholders dated May 31, 2005.

Item 2.    Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	October 28, 2005

By:	/s/ Thomas Disbrow Thomas Disbrow Vice President and Treasurer

Date:	October 28, 2005